Employee benefits - Pension and Retirement Expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Person Plan Company Rate	Dec. 31, 2019 EUR (€) Rate	Dec. 31, 2018 EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Number of plans | Plan	1
Multi-employer plan cost	€ 126.8	€ 96.6	€ 74.0
Pension plans based on defined contribution	55.8	55.9	48.0
Pension and retirement expenses	182.6	€ 152.5	€ 122.0
Pension obligation	€ 89.5
Berliner Glas
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plan, Minimum Coverage Ration, Percentage	1.06
Plan assets	€ 74.7
Net pension liability for defined benefit pension plan	€ 14.8
Netherlands Multiemployer Union Plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person	13,816
Number of companies covered by multiemployer plan | Company	1,400
Number of employees covered | Person	168,000
Employer contributions percentage | Rate	22.70%	22.70%
Employer contribution under CBA, percentage | Rate	14.00%	11.70%
Multi-employer union plan expected contribution	€ 190.0
Multiemployer plan coverage ratio | Rate	97.20%	98.70%